SCHEDULE OF DESCRIPTION OF SUBSIDIARIES INCORPORATED AND CONTROLLED BY THE COMPANY (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) shares	Dec. 31, 2025 SGD ($) shares	Dec. 31, 2025 EUR (€) shares	Dec. 31, 2025 JPY (¥) shares	Dec. 31, 2025 AUD ($) shares	Dec. 31, 2025 KRW (₩) shares	Dec. 31, 2025 GBP (£) shares	Dec. 31, 2024 USD ($) shares
Common stock, shares issued	89,687,500	89,687,500	89,687,500	89,687,500	89,687,500	89,687,500	89,687,500	89,687,500
Common stock, shares outstanding	89,687,500	89,687,500	89,687,500	89,687,500	89,687,500	89,687,500	89,687,500	89,687,500
Stock issued during period, value, new issues | $								$ 3,554,111
HomesToLife International Pte. Ltd. [Member]
Subsidiary, ownership percentage	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Common stock, shares issued	20,001	20,001	20,001	20,001	20,001	20,001	20,001
Common stock, shares outstanding	20,001	20,001	20,001	20,001	20,001	20,001	20,001
Stock issued during period, value, new issues	$ 20,000	$ 1
HomesToLife Pte. Ltd. [Member]
Subsidiary, ownership percentage	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Common stock, shares issued	38,800,000	38,800,000	38,800,000	38,800,000	38,800,000	38,800,000	38,800,000
Common stock, shares outstanding	38,800,000	38,800,000	38,800,000	38,800,000	38,800,000	38,800,000	38,800,000
Stock issued during period, value, new issues | $		$ 38,800,000
HTL Far East Pte. Ltd. [Member]
Subsidiary, ownership percentage	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Common stock, shares issued	10,000	10,000	10,000	10,000	10,000	10,000	10,000
Common stock, shares outstanding	10,000	10,000	10,000	10,000	10,000	10,000	10,000
Stock issued during period, value, new issues | $	$ 10,000
HTL Marketing Pte. Ltd. [Member]
Subsidiary, ownership percentage	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Common stock, shares issued	10,000	10,000	10,000	10,000	10,000	10,000	10,000
Common stock, shares outstanding	10,000	10,000	10,000	10,000	10,000	10,000	10,000
Stock issued during period, value, new issues | $	$ 10,000
New Century Furniture Pte. Ltd. [Member]
Subsidiary, ownership percentage	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Common stock, shares issued	1,310,000	1,310,000	1,310,000	1,310,000	1,310,000	1,310,000	1,310,000
Common stock, shares outstanding	1,310,000	1,310,000	1,310,000	1,310,000	1,310,000	1,310,000	1,310,000
Stock issued during period, value, new issues | $	$ 1,310,000
HTL France SAS Pte Ltd [Member]
Subsidiary, ownership percentage	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Common stock, shares issued	298,960	298,960	298,960	298,960	298,960	298,960	298,960
Common stock, shares outstanding	298,960	298,960	298,960	298,960	298,960	298,960	298,960
Stock issued during period, value, new issues | €			€ 298,960
HTLANZ Pty Ltd [Member]
Subsidiary, ownership percentage	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Common stock, shares issued	10,000	10,000	10,000	10,000	10,000	10,000	10,000
Common stock, shares outstanding	10,000	10,000	10,000	10,000	10,000	10,000	10,000
Stock issued during period, value, new issues | $					$ 10,000
HTL Korea Co., Ltd. [Member]
Subsidiary, ownership percentage	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Common stock, shares issued	291,080	291,080	291,080	291,080	291,080	291,080	291,080
Common stock, shares outstanding	291,080	291,080	291,080	291,080	291,080	291,080	291,080
Stock issued during period, value, new issues | ₩						₩ 1,455,400,000
Hwa Tat Lee Japan Co., Ltd. [Member]
Subsidiary, ownership percentage	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Common stock, shares issued	10,000	10,000	10,000	10,000	10,000	10,000	10,000
Common stock, shares outstanding	10,000	10,000	10,000	10,000	10,000	10,000	10,000
Stock issued during period, value, new issues | ¥				¥ 90,000,000
Terasoh Co., Ltd. [Member]
Subsidiary, ownership percentage	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Common stock, shares issued	160,000	160,000	160,000	160,000	160,000	160,000	160,000
Common stock, shares outstanding	160,000	160,000	160,000	160,000	160,000	160,000	160,000
Stock issued during period, value, new issues | ¥				¥ 67,000,000
H T L Taiwan Holding Pte Ltd [Member]
Subsidiary, ownership percentage	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Common stock, shares issued	1	1	1	1	1	1	1
Common stock, shares outstanding	1	1	1	1	1	1	1
HTL (UK) Limited [Member]
Subsidiary, ownership percentage	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Common stock, shares issued	3,050,000	3,050,000	3,050,000	3,050,000	3,050,000	3,050,000	3,050,000
Common stock, shares outstanding	3,050,000	3,050,000	3,050,000	3,050,000	3,050,000	3,050,000	3,050,000
Stock issued during period, value, new issues | £							£ 3,050,000